Consolidated Statements of Stockholders' Equity and Comprehensive Income (Loss) (USD $) In Thousands	Total	Common Stock	Additional Paid-In Capital	Notes Receivable from Stockholders	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Beginning Balance at Dec. 31, 2007	$ 229,515	$ 444	$ 464,313	$ (614)	$ (2,935)	$ (231,693)
Beginning Balance, Shares at Dec. 31, 2007		44,429
Repayment of notes receivable from stockholders	112	(1)	(521)	634
Repayment of notes receivable from stockholders, Shares		(33)
Interest accrued on notes receivable from stockholders	(20)			(20)
Issuance of common stock in connection with acquisition	129,387	89	129,298
Issuance of common stock in connection with acquisition, Shares		8,850
Issuance of common stock from stock option exercises	1,841	5	1,836
Issuance of common stock from stock option exercises, Shares		455
Issuance of common stock from warrant exercises		1	(1)
Issuance of common stock from warrant exercises, Shares		190
Other common stock issuances		1	(1)
Other common stock issuances, Shares		26
Stock compensation expense	8,550		8,550
Excess tax benefit from stock option exercises	1,866		1,866
Other comprehensive income (loss):
Realized loss from interest rate swap termination (net of a tax benefit (expense) of$1642, $290 and $978 for the year 2008, 2009 and 2010 respectively)	(1,932)				(1,932)
Interest rate swap termination (net of a tax expense of $1,173; Note 14)	2,779				2,779
Net (loss) income	10,841					10,841
Comprehensive income	11,688				847	10,841
Ending Balance at Dec. 31, 2008	382,939	539	605,340	0	(2,088)	(220,852)
Ending Balance, Shares at Dec. 31, 2008		53,917
Issuance of common stock from stock option exercises	10,407	18	10,389
Issuance of common stock from stock option exercises, Shares		1,749
Other common stock issuances		10	(10)
Other common stock issuances, Shares		1,049
Stock compensation expense	16,652		16,652
Excess tax benefit from stock option exercises	6,944		6,944
Other comprehensive income (loss):
Realized loss from interest rate swap termination (net of a tax benefit (expense) of$1642, $290 and $978 for the year 2008, 2009 and 2010 respectively)	483				483
Net (loss) income	19,947					19,947
Comprehensive income	20,430				483	19,947
Ending Balance at Dec. 31, 2009	437,372	567	639,315		(1,605)	(200,905)
Ending Balance, Shares at Dec. 31, 2009		56,715
Issuance of common stock from stock option exercises	10,698	14	10,684
Issuance of common stock from stock option exercises, Shares		1,415
Other common stock issuances		3	(3)
Other common stock issuances, Shares		280
Stock compensation expense	11,493		11,493
Excess tax benefit from stock option exercises	6,539		6,539
Other comprehensive income (loss):
Realized loss from interest rate swap termination (net of a tax benefit (expense) of$1642, $290 and $978 for the year 2008, 2009 and 2010 respectively)	1,605				1,605
Net (loss) income	(32,124)					(32,124)
Comprehensive income	(30,519)				1,605	(32,124)
Ending Balance at Dec. 31, 2010	$ 435,583	$ 584	$ 668,028		$ 0	$ (233,029)
Ending Balance, Shares at Dec. 31, 2010		58,410